Subsequent Events (Details) - USD ($)	Oct. 03, 2022	Oct. 01, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
AeroClean common stock, par value			$ 0.01	$ 0.01
Subsequent event
Subsequent Events
Molekule common stock, par value	$ 0.0001
Nonassessable common shares issued to Molekule	15,071,322
AeroClean common stock, par value	$ 0.01
Molekule effective ownership in AeroClean stock post-merger	49.50%
Nonassessable common shares issued to Molekule, value	$ 52,749,627
AeroClean common shares deemed issued and outstanding post-merger	381,761
Total purchase consideration in Molekule merger agreement	$ 54,085,791
Share price, Molekule merger agreement	$ 3.50
Estimated transaction costs in Molekule merger agreement	$ 5,000,000
Cash consideration paid to acquire GSI Technology		$ 350,000
Common stock consideration to acquire GSI Technology.		88,104
Shares issued to GSI Technology, value		$ 276,647
Transaction costs in acquisition of GSI Technology		$ 87,865